SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 356	$ 346	$ 214
Cost of Revenues [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	64	64
Research and Development, Net [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	23	23	6
Selling and Marketing [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	57	57	28
General and Administrative [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 212	$ 202	$ 180